RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 49,586	¥ 428,108
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 47,172	¥ 239,270
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Jinshang
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties		¥ 162,784
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 2,414	¥ 26,054
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	us-gaap:OtherAffiliatesMember	us-gaap:OtherAffiliatesMember